Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Time charter revenue	$ 97,448,528	$ 33,973,743
Commissions (including $338,985 and $1,218,107, respectively, to related party)	(3,595,381)	(1,373,981)
Net revenue	93,853,147	32,599,762
Operating expenses / (income)
Voyage expenses	551,286	277,982
Vessel operating expenses (including $108,995 and $181,434, respectively, to related party)	17,830,465	13,802,119
Dry-docking expenses	2,502,744	229,384
Vessel depreciation	7,827,654	3,193,086
Related party management fees	2,345,944	2,148,221
Other operating (income) /expenses	350,000	(1,296,496)
General and administrative expenses (including $1,000,000 to related party)	1,960,481	1,500,651
Loss on sale of vessel	0	9,417
Total operating expenses, net	33,368,574	19,864,364
Operating income	60,484,573	12,735,398
Other income/(expenses)
Interest and other financing costs (including $50,000 and nil, respectively, to related party)	(2,146,602)	(1,381,667)
Gain on derivatives, net	2,309,904	388,145
Foreign exchange (loss) / gain	37,314	(7,504)
Interest income	947	1,954
Other (expenses) / income, net	201,563	(999,072)
Net income	60,686,136	11,736,326
Dividends to Series B Preferred shares	0	(255,324)
Preferred deemed dividend	0	(345,423)
Net income attributable to common shareholders	$ 60,686,136	$ 11,135,579
Earnings per share attributable to common shareholders, basic (in dollars per share)	$ 8.40	$ 1.65
Weighted average number of shares outstanding during the period, basic (in shares)	7,223,189	6,745,305
Earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 8.36	$ 1.64
Weighted average number of shares outstanding during the period, diluted (in shares)	7,256,434	6,789,718